Inventories - Schedule of Adjustment to Realizable Value of Inventories of Agricultural Products (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Adjustment to Recoverable Value of Inventories of Agricultural Products [Abstract]
Balance at beginning	R$ (762)	R$ (18,565)
Adjustment to recoverable value of agricultural products, net	(8,069)	(1,091)
Realization as cost of sales	3,543	18,894
Balance at ending	R$ (5,288)	R$ (762)